Borrowings	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about borrowings [abstract]
Borrowings	Borrowings
This note provides a breakdown of borrowings in place as at December 31, 2022 and 2021.

(in €‘000)	Interest rate	Maturity	December 31, 2022	December 31, 2021
Renewed facility	Euribor* + 3.9%**	December 19, 2027	269,033	—
Old facility (senior debt)	Euribor* + 5%***	May 27, 2026	—	112,935
Shareholder loans (1)	9%	November 30, 2035, May 31, 2035****	—	100,193
Shareholder loans (2)	Euribor* + 0.1%*****	December 31, 2022	—	—
Total			269,033	213,128
*The Euribor rate (6M) is floored at 0%. This floor is closely related to the contract of the loan and is therefore not presented separately in the consolidated statement of financial position.
**The margin of 3.9% will increase by 0.2% per year, for the first time in December 2025.
***The margin of 5% would increase by 0.25% per year, for the first time it increased in June 2022.
****     Of the total shareholder loans, one shareholder loan had a maturity date of November 30, 2035. The carrying amount at December 31, 2022 was € nil (2021: €8,129 thousand).
*****     The Euribor rate (6M) is floored at 0%. Therefore, in case of a negative Euribor the applied interest rate is 0.1%.
Old facility (senior debt)
In May 2019, the Group entered into the old facility agreement with a group of lenders to finance its operations. The principal terms and conditions of the old facility are as follows:
•a facility of €120,000 thousand;
•drawdown stop when conditions precedent (covenant ratios) are not met;
•repayment in full at maturity date;
•commitment fee per year equal to 35% of the applicable margin. For the years ended December 31, 2022 and 2021, the commitment fee was 1.75% per year (equal to 35% of the margin of 5%).
During the year ended December 31, 2021, the Group completed three (2020: two) drawdowns on the facility for a total amount of €44,315 thousand (2020: €38,339 thousand). On March 31, 2021, September 30, 2021, and December 2, 2021, the Group completed drawdowns on the facility of €24,203 thousand, €5,660 thousand, and €14,452 thousand, respectively. As a result of these drawdowns, the Group has utilized the maximum amount of credit as allowed under the old facility as of December 2, 2021.
Exercise of old facility accordion feature
On July 28, 2022, the Group has expanded its old €120,000 thousand facility by an additional €50,000 thousand through an accordion feature with the group of lenders within the original old facility agreement. The Group incurred €1,505 thousand in transaction fees. Additionally, the Group has received a waiver such that the Group is no longer required to pledge certain bank balances. In the original agreement, these bank balances were required to be pledged to secure the payment of interest and commitment fees. As at June 30, 2022, these bank balances amounted to €13,247 thousand (December 31, 2021: €12,257 thousand). Consequently, these bank balances are at the free disposal of the Group. All other terms and conditions of the old facility remained effective upon exercising the accordion feature. Under the original terms, the old facility was due to expire in May 2026.
The exercise of the accordion feature was made in the context of the anticipated refinancing of the old facility in December 2022 and was accounted for as modification of the former financial liability. The loss on modification amounted to €1,730 thousand and was recognized in the statement of profit and loss, within finance income/(costs). Refer to Note 12 for details.
Refinancing of the old facility with the renewed facility
On December 19, 2022, the Group has entered into the renewed facility agreement with a group of lenders led by Société Générale and Banco Santander, increasing the total available facility by €230,000 thousand to €400,000 thousand, to further support its growth. The renewed facility consists of:
i.€170,000 thousand used to settle the old facility;
ii.up to €200,000 thousand to be used for financing and refinancing certain capital expenditures and permitted acquisitions (and for other permitted debt servicing uses); and
iii.up to €30,000 thousand to be used for issuance of guarantees and letters of credit (and when utilized by way of letters of credit, for general corporate purposes).
The renewed facility expires in December 2027 and bears interest at EURIBOR plus a margin. The principal terms and conditions of the renewed facility are as follows:
•drawdown stop when conditions precedent are not met;
•repayment in full at maturity date;
•commitment fee per year equals to 35% of the applicable margin and is payable for each undrawn facility in the period from the agreement signing date to the date being 42 months following the signing date. For the year ended December 31, 2022, the commitment fee was 1.365% per year (equal to 35% of the margin of 3.9%).
In December 2022, the Group completed two drawdowns on the renewed facility for a total amount of €279,210 thousand, of which €170,000 thousand was used to repay the Group’s old facility by a way of netting with the drawdown on the renewed facility.
In parallel to the renewed facility, the Group entered into interest rate caps to hedge the interest rate risk on 65% of the outstanding loan amounts under the renewed facility. Details about the Group’s interest rate caps are included in Note 19 and Note 32.
The refinancing of the old facility was accounted for as extinguishment of the former financial liability and recognition of the new debt instrument. The loss on extinguishment amounted to €2,832 thousand and was recognized in the statement of profit and loss, within finance income/(costs). Refer to Note 12 for details.
Loan covenants
Under the terms of the renewed facility, the Company and its subsidiaries (other than specific unrestricted subsidiaries) are required to comply with financial covenants. The renewed facility also contains customary negative covenants, including, but not limited to, certain restrictions on the ability of the Company to merge and consolidate with other companies, incur indebtedness, grant liens or security interests on assets, pay dividends or make other restricted payments, sell or otherwise transfer assets or enter into transactions with affiliates. The renewed facility further provides that upon the occurrence of certain events of default, the obligations thereunder may be accelerated. Such events of default include non-payment, drawdown stop events, breach of financial and other covenants, cross default, insolvency, unlawfulness, material adverse change and other customary events of default. Details about the covenants and compliance with covenants are included in Note 33.
Assets pledged as security
The renewed facility is secured by pledges on the bank accounts (presented as part of cash and cash equivalents and non-current other financial assets) and pledges on the shares in the capital of Allego Holding B.V. held by the Company.
The old facility was secured by pledges on the bank accounts (presented as part of cash and cash equivalents), pledges on trade and other receivables presented in Note 20 and pledges on the shares in the capital of Allego B.V. and Allego Innovations B.V. held by the Company.
The carrying amount of assets pledged as security for the renewed and old facilities respectively are as follows:

(in €‘000)	December 31, 2022	December 31, 2021
Current assets
Floating charge
Cash and cash equivalents	56,317	6,206
Trade receivables	—	38,767
Other receivables	—	5,752
Total current assets pledged as security	56,317	50,725

Non-current assets
Floating charge
Non-current other financial assets	10,500	—
Total current assets pledged as security	10,500	—

Total assets pledged as security	66,817	50,725
After December 31, 2022, the Group has pledged additional assets in relation to the renewed facility. Refer to Note 37 for details.
Transaction costs
During the year ended December 31, 2022, the Group incurred €11,657 thousand (2021: €517 thousand, 2020: €1,291 thousand) of transaction costs of which €1,505 thousand (2021: €517 thousand, 2020: €1,291 thousand) are directly attributable to the old and renewed facilities. These costs are included in the measurement of the respective drawdowns and are amortized over the term of these drawdowns using the effective interest method. Interest expenses on the Group’s old and renewed facilities are recognized as part of finance income/(costs) in the consolidated statement of profit or loss. Refer to Note 12 for details.
The Group expects that it will draw on the funds available under the parts (i) and (ii) of the renewed facility. Therefore, commitment fees paid on the unused portion of these parts of the renewed facility are deferred and treated as an adjustment to the loan’s effective interest rate and recognized as interest expense over the term of the respective facility parts. For the part (iii) of the renewed facility there is no evidence that it is probable that some or all of this part will be drawn down. As such, the commitment fee is capitalized as a prepayment for liquidity services, amortized over the period of that part of the facility and recognized in the consolidated statement of profit or loss, within finance income/(costs). During the year ended December 31, 2022, the Group did not incur material commitment fees for part (iii) of the renewed facility.
The Group did not incur additional commitment fees after December 2, 2021, on the old facility, as the Group has utilized the maximum amount of credit as allowed under the old facility as of that date.
Shareholder loans (1)
In 2018 and 2019, the Group entered into six shareholder loans with Madeleine (the Company’s immediate parent) to finance its operations. All shareholder loans have similar terms and conditions. The principal terms and conditions are as follows:
•repayment in full at maturity date;
•interest can be paid or accrued at the discretion of the Group. Any accrued interest is due at the maturity date of the loan.
Interest expenses on the Group’s shareholder loans are recognized as part of finance income/(costs) in the consolidated statement of profit or loss. Refer to Note 12 for details. During the year ended December 31, 2022, the Group recognized interest expenses of €1,738 thousand (2021: €8,162 thousand, 2020: €7,530 thousand) on the shareholder loans. These interest expenses have been accrued to the carrying value of the shareholder loans.
On March 16, 2022, immediately prior to the closing of the previously announced business combination and pursuant to the terms of the BCA, the outstanding principal of the shareholder loans together with the accrued interest on these loans have been converted into equity. For further details regarding the equity conversion of the shareholder loans refer to Note 23.
Shareholder loans (2)
With the acquisition of Mega-E on March 16, 2022, the Group assumed a shareholder loan with Meridiam EM SAS to finance its operations. The terms and conditions of the loan have been amended subsequent to the initial loan agreement being signed. The principal terms and conditions are as follows:
•repayment in full at maturity date;
•interest is paid half yearly in arrears;
•the loans becomes due in the event of a share capital increase.
Interest expense on the shareholder loan is recognized as part of finance income/(costs) in the consolidated statement of profit or loss. During the year ended December 31, 2022, the Group recognized interest expenses of €5 thousand on the shareholder loans. During the year ended December 31, 2022, the loan was fully settled.
Maturity profile of borrowings
The maturity profile of the borrowings is included in Note 32.
Changes in liabilities arising from financing activities
The movements in liabilities from financing activities in 2022 and 2021 have been as follows:

(in €‘000)	Renewed facility	Old facility (senior debt)	Shareholder loans (1)	Shareholder loan (2)	Lease liabilities	Total
As at January 1, 2021	—	67,579	92,031	—	13,903	173,513
Proceeds from borrowings	—	44,315	—	—	—	44,315
Payment of principal portion of lease liabilities	—	—	—	—	(3,215)	(3,215)
New leases	—	—	—	—	20,800	20,800
Termination of leases	—	—	—	—	(670)	(670)
Other changes	—	1,041	8,162	—	799	10,002
As at December 31, 2021	—	112,935	100,193	—	31,617	244,745
As at January 1, 2022	—	112,935	100,193	—	31,617	244,745
Proceeds from borrowings	109,210	50,000	—	—	—	159,210
Transaction fees	(9,200)	(1,505)	—	—	—	(10,705)
Net settlement of old facility against renewed facility	170,000	(170,000)	—	—	—	—
Payment of old facility break costs	—	(46)	—	—	—	(46)
Acquisition of Mega-E	—	—	—	23,398	11,055	34,453
Acquisition of MOMA	—	—	—	—	1,594	1,594
Settlement of borrowings	—	—	—	(23,403)	—	(23,403)
Loss on modification of old facility	—	1,730	—	—	—	1,730
Loss on extinguishment of old facility	—	2,832	—	—	—	2,832
Conversion to equity	—	—	(101,931)	—	—	(101,931)
Payment of principal portion of lease liabilities	—	—	—	—	(5,227)	(5,227)
New leases	—	—	—	—	11,607	11,607
Termination of leases	—	—	—	—	(88)	(88)
Other changes	(977)	4,054	1,738	5	766	5,586
As at December 31, 2022	269,033	—	—	—	51,324	320,357
Other changes for the year ended December 31, 2022 of €5,586 thousand (2021: €10,002 thousand) primarily include the effect of accrued interest on the Group’s borrowings of €13,871 thousand (2021: €14,674 thousand), offset by interest payments on the Group’s borrowings of €7,242 thousand (2021: €5,469 thousand), interest payable reclassified to trade and other payables of €564 thousand (2021: € nil), fees payable reclassified to trade and other payables of €1,037 thousand (2021: € nil) and exchange differences on translation of foreign denominated lease liabilities of €765 thousand (2021: €797 thousand). The Group presents interest paid as cash flows from operating activities.